Note 17 - Commitments and Contingencies (Details) (USD $)	4 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		4 Months Ended	1 Months Ended		9 Months Ended
	Apr. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 15, 2013	Feb. 21, 2014 Subsequent Event [Member]	Feb. 26, 2014 Subsequent Event [Member]	Sep. 30, 2014 Suntech America [Member]	Mar. 15, 2013 Suntech America [Member]	Apr. 17, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 30, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 30, 2014 ASC Recap LLC [Member] Settled Litigation [Member]	Apr. 17, 2014 ASC Recap LLC [Member]	Feb. 26, 2014 ASC Recap LLC [Member]	Sep. 30, 2014 ASC Recap LLC [Member]
Note 17 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Net			$ 203,000	$ 203,000
Loss Contingency, Estimate of Possible Loss					946,438				946,438
Litigation Settlement, Amount						250,000	250,000						250,000	250,000
Estimated Litigation Liability							1,027,705
Discounted Stock Issuance Price						250.00%	250.00%							250.00%
Debt Settlement Price						25.00%	25.00%							25.00%
Extinguishment of Debt, Amount						1,027,705								1,027,705
Gains (Losses) on Extinguishment of Debt	769,148	769,148													769,148
Stock Issued During Period, Shares, Other (in Shares)										8,079,800	8,079,800	8,079,800
Shares Issued, Price Per Share (in Dollars per share)											$ 0.031	$ 0.031
Loss Contingency Accrual								$ 946,438